EARNINGS PER SHARE (Details) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 USD ($) $ / shares shares
Earnings per share
Basic net earnings (loss) attributable to common shareholders | $		$ 1,342.4		$ 718.6
Diluted net earnings (loss) attributable to common shareholders | $		$ 1,342.4		$ 718.6
Basic weighted average shares outstanding		1,257,163		1,252,316
Weighted average shares dilution adjustments:
Stock options		3,218		1,679
Restricted share units		2,929		3,181
Restricted performance share units		4,660		5,168
Diluted weighted average shares outstanding		1,267,970		1,262,344
Share options
Weighted average shares dilution adjustments - exclusions:
Antidilutive securities excluded from computation of earnings per share (in shares)		165		3,870
Weighted average share price | (per share)	$ 8.63	$ 7.00	$ 6.20	$ 3.97